Annual Total Returns [BarChart] - Nuveen Arizona Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	3.38%
Annual Return 2011	9.81%
Annual Return 2012	8.50%
Annual Return 2013	(4.11%)
Annual Return 2014	10.06%
Annual Return 2015	3.39%
Annual Return 2016	0.53%
Annual Return 2017	5.64%
Annual Return 2018	0.63%
Annual Return 2019	7.06%